CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	$ (2,579)	$ (2,432)	[1]	$ (2,736)	[1]
Operating (loss) / profit	1,544	511	[1]	1,865	[1]
Income tax	(258)	(313)	[1]	(462)	[1]
Total non-operating income and expenses	34	111	[1]	21	[1]
Veon Ltd.
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	(86)	(101)		(160)
Other gains (losses)	0	0		350
Recharged expenses to group companies	(11)	3		21
Operating (loss) / profit	(97)	(98)		211
Finance income and (costs)	2	(2)		6
Share in result of subsidiaries after tax	773	(249)		404
Income tax	(4)	0		0
Total non-operating income and expenses	772	(251)		410
Profit / (loss) for the year	$ 674	$ (349)		$ 621

[1]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)